FINANCIAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Financial Assets
Schedule of Cash and cash equivalents

06/30/2026	Financial assets at amortized cost	Carrying amount	Fair value
Current assets:	84,468	84,468	84,468
Trade receivables and other current assets (Note 6)	11,792	11,792	11,792
Current financial assets	10,142	10,142	10,142
Cash and cash equivalents	62,534	62,534	62,534

12/31/2025	Financial assets at amortized cost	Carrying amount	Fair value
Current assets:	67,483	67,482	67,482
Trade receivables and other current assets (Note 6)	7,841	7,841	7,841
Current financial assets	9,659	9,659	9,659
Cash and cash equivalents	49,983	49,983	49,983